Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Disclosure of provisions	Provisions consisted of the following:

	At December 31,
	2021			2020
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Product warranty and recall campaigns	€3,461	€4,761	€8,222	€653	€423	€1,076
Sales incentives	3,008	—	3,008	1,850	—	1,850
Restructuring	647	529	1,176	664	684	1,348
Legal proceedings and disputes	456	608	1,064	191	126	317
Commercial risks	1,441	292	1,733	266	140	406
Other risks	896	1,080	1,976	490	237	727
Total Provisions	€9,909	€7,270	€17,179	€4,114	€1,610	€5,724

Disclosure of changes in other provisions
Changes in Provisions were as follows:

	At January 1, 2021	FCA-PSA merger	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer from Liabilities held for sale	Change in scope	Other	At December 31, 2021
	(€ million)
Product warranty and recall campaigns	€1,076	€5,760	€4,239	€(3,182)	€(133)	€337	€—	€(47)	€172	€8,222
Sales incentives	1,850	3,873	6,102	(8,773)	(46)	109	—	(18)	(89)	3,008
Restructuring costs	1,348	87	678	(663)	(43)	1	—	(175)	(57)	1,176
Legal proceedings and disputes	317	832	200	(169)	(182)	29	(1)	(6)	44	1,064
Commercial risks	406	1,085	582	(335)	(71)	82	10	(27)	1	1,733
Other risks	727	1,355	777	(559)	(152)	31	9	(55)	(157)	1,976
Total Provisions	€5,724	€12,992	€12,578	€(13,681)	€(627)	€589	€18	€(328)	€(86)	€17,179